UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

              NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO
               RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Investment Company Act file number: 811-21342

               LEHMAN BROTHERS/FIRST TRUST INCOME OPPORTUNITY FUND
               ---------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)

                       c/o Neuberger Berman Management LLC
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

               (Address of Principal Executive Office - Zip Code)

     The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission ("Commission") that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act"), and states that it is filing this notice with the Commission pursuant to relief granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1) TITLE OF CLASS OF SECURITIES OF LEHMAN BROTHERS/FIRST TRUST INCOME OPPORTUNITY FUND (THE "FUND") TO BE REDEEMED:

Series A, Money Market Cumulative Preferred Shares (CUSIP # 52519M205) (the "MMCPS"), liquidation preference $25,000 per share.


(2) DATE ON WHICH THE SECURITIES ARE TO BE REDEEMED:

The Fund currently intends to redeem the MMCPS on November 13, 2008.


(3) APPLICABLE PROVISIONS OF THE GOVERNING INSTRUMENT PURSUANT TO WHICH THE SECURITIES ARE TO BE REDEEMED:

The applicable provisions are in Article VIII, Section 4 of the Fund's Second Amended and Restated By-laws, as amended.


(4) NUMBER OF SHARES AND THE BASIS UPON WHICH THE SECURITIES TO BE REDEEMED ARE TO BE SELECTED:

The Fund currently intends to redeem all outstanding MMCPS.

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                                      * * *
Please note that this notice serves only to disclose a proposed redemption of MMCPS. The redemption of MMCPS remains subject to certain conditions.




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                                    SIGNATURE

     Pursuant to Rule 23c-2 under the Act, the Fund has caused this notification to be duly executed on its behalf in the City of New York and the State of New York on the 6th day of November, 2008.

                                            Lehman Brothers/First Trust Income
                                            Opportunity Fund


                                            By:    /s/ Claudia A. Brandon
                                                   --------------------------
                                            Name:  Claudia A. Brandon
                                            Title: Secretary